SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
SHORT-TERM BANK LOANS

12	SHORT-TERM BANK LOANS

Balances comprised bank loans with four different banks located in Taiwan and Hong Kong.

Loan from bank A in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during July 2014 and is available for the Group to draw on within a year. In September 2014, the Group has drawn down a loan of $15,000 in two tranches of $10,000 and $5,000 respectively. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 0.8% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement. The loan has been renewed in January 2015 with floating interest rate remaining at 0.8% higher than LIBOR in three tranches of $5,000, respectively. Effective interest rate of the loan was 1.63% per annum as at December 31, 2015. The first, second and third tranche of the loan are repayable on January 27, 2016, January 28, 2016 and January 30, 2016, respectively.

The Group has entered into another loan facility agreement with a bank in Taiwan during May 2015 and is available for the Group to draw on within a year. In September 2015, the Group has drawn a loan of $15,000. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.3% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement. Effective interest rate of the loan was 1.5178% per annum as at December 31, 2015. The loan is repayable on March 15, 2016.

In December 2015, the Group has further drawn down a loan of $5,000. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.3% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement. Effective interest rate of the loan was 1.9031% per annum as at December 31, 2015. The loan is repayable on March 29, 2016.

Loan from bank B in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during July 2015 and drawn down a loan of $18,000 in September 2015. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.4% at date of inception of loan facility agreement. The loan is repayable on March 22, 2016.

During December 2015, the Group has further drawn down a loan of $5,000. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.5% at date of inception of loan facility agreement. The loan is repayable on June 28, 2016.

Loan from bank C in Hong Kong

The Group had entered into loan facility agreement with a bank in Hong Kong during December 2012 and drawn down a loan of $8,500. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.84% at date of inception of loan facility agreement. The Group has renewed the loan in 2015 at a rolling basis with fixed interest rate ranging from 1.34% to 1.82%. The loan is repayable on February 29, 2016.

During December 2014, the Group has further drawn down a loan of $11,500. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.33% at date of inception of loan facility agreement. The loan has been renewed in 2015 at a rolling basis with fixed interest rate ranging from 1.31% to1.82%. The loan is repayable on February 29, 2016.

Loan from bank D in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during August 2015 and drawn down a loan of $3,000 in September 2015. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.9% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement. Effective interest rate of the loan was 2.392% per annum as at December 2015.The loan is repayable on March 9, 2016.

There were no restrictive financial covenants associated with these loans.